FINANCIAL INSTRUMENTS - Disclosure of maturity analysis for lease liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	$ 990	$ 1,050
Less than one year [Member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	232	229
1 to 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	547	566
6 to 10 years [Member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	515	553
>10 years [Member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	$ 0	$ 46